Income tax and social contribution (restated) (Details 4 - Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution (restated)
Unrecognized deferred tax assets	R$ 3,220	R$ 11,342	R$ 2,650